FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six-month period ending:       /   /      (a)

                or fiscal year ending:  12/31/02     (b)


Is this a transition report?  (Y/N)                           N
                                                          --------

Is this an amendment to a previous filing?  (Y/N)             N
                                                          --------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A.   Registrant Name:    Star Lane Trust

   B.   File Number:        811 - 09795

   C.   Telephone Number:   (314) 995-8700


2. A.   Street:             11901 Olive Boulevard

   B.   City:               St. Louis

   C.   State:              MO

   D.   Zip Code:           63141
        Zip Ext:
                            ----------------------------

   E.   Foreign Country:
                            ----------------------------

        Foreign Postal Code:
                            ----------------------------

3.   Is this the first filing on this form by Registrant? (Y/N)  N
                                                                ---

4.   Is this the last filing on this form by Registrant? (Y/N)   N
                                                                ---

5.   Is Registrant a small business investment company (SBIC)? (Y/N)  N
                                                                     ---

         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)   Y
                                                         ---

         [If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending:    12/31/02
File number:          811 - 09795
If filing more than one Page 2, "X" box: / /



UNIT INVESTMENT TRUSTS


111. A. [/] Depositor Name:
                                                        ---------------------
     B. [/] File Number (if any):
                                                        ---------------------
     C. [/] City:
                                                        ---------------------
            State:
                                                        ---------------------
            Zip Code:
                                                        ---------------------
            Zip Ext.:
                                                        ---------------------
            Foreign Country:
                                                        ---------------------
            Foreign Postal Code:

111. A. [/] Depositor Name:
                                                        ---------------------
     B. [/] File Number (if any):
                                                        ---------------------
     C. [/] City:
                                                        ---------------------
            State:
                                                        ---------------------
            Zip Code:
                                                        ---------------------
            Zip Ext.:
                                                        ---------------------
            Foreign Country:
                                                        ---------------------
            Foreign Postal Code:
                                                        ---------------------

112. A. [/] Sponsor Name:
                                                        ---------------------
     B. [/] File Number (if any):
                                                        ---------------------
     C. [/] City:
                                                        ---------------------
            State:
                                                        ---------------------
            Zip Code:
                                                        ---------------------
            Zip Ext.:
                                                        ---------------------
            Foreign Country:
                                                        ---------------------
            Foreign Postal Code
                                                        ---------------------

112. A. [/] Sponsor Name:
                                                        ---------------------
     B. [/] File Number (if any):
                                                        ---------------------
     C. [/] City:
                                                        ---------------------
            State:
                                                        ---------------------
            Zip Code:
                                                        ---------------------
            Zip Ext.:
                                                        ---------------------
            Foreign Country:
                                                        ---------------------
            Foreign Postal Code:
                                                        ---------------------

For period ending:    12/31/02
File number:          811 - 09795
If filing more than one Page 3, "X" box: / /



113. A. [/] Trustee Name:
                                                        ---------------------
     B. [/] City:
                                                        ---------------------
            State:
                                                        ---------------------
            Zip Code:
                                                        ---------------------
            Zip Ext.:
                                                        ---------------------
            Foreign Country:
                                                        ---------------------
            Foreign Postal Code:
                                                        ---------------------

113. A. [/] Trustee Name:
                                                        ---------------------
     B. [/] City:
                                                        ---------------------
            State:
                                                        ---------------------
            Zip Code:
                                                        ---------------------
            Zip Ext.:
                                                        ---------------------
            Foreign Country:
                                                        ---------------------
            Foreign Postal Code:
                                                        ---------------------

114. A. [/] Principal Underwriter Name:
                                                        ---------------------

     B. [/] File Number (if any):                       8 - _________

                                                        ---------------------
     C. [/] City:
                                                        ---------------------
            State:
                                                        ---------------------
            Zip Code:
                                                        ---------------------
            Zip Ext.:
                                                        ---------------------
            Foreign Country:
                                                        ---------------------
            Foreign Postal Code:
                                                        ---------------------
114. A. [/] Principal Underwriter Name:
                                                        ---------------------

     B. [/] File Number (if any):                       8 - _________

     C. [/] City:
                                                        ---------------------
            State:
                                                        ---------------------
            Zip Code:
                                                        ---------------------
            Zip Ext.:
                                                        ---------------------
            Foreign Country:
                                                        ---------------------
            Foreign Postal Code:
                                                        ---------------------

For period ending:    12/31/02
File number:          811 - 09795
If filing more than one Page 4, "X" box: / /



115. A. [/] Independent Public Accountant Name:
                                                        ---------------------
     B. [/] City:
                                                        ---------------------
            State:
                                                        ---------------------
            Zip Code:
                                                        ---------------------
            Zip Ext.:
                                                        ---------------------
            Foreign Country:
                                                        ---------------------
            Foreign Postal Code:
                                                        ---------------------

115. A. [/] Independent Public Accountant Name:
                                                        ---------------------
     B. [/] City:
                                                        ---------------------
            State:
                                                        ---------------------
            Zip Code:
                                                        ---------------------
            Zip Ext.:
                                                        ---------------------
            Foreign Country:
                                                        ---------------------
            Foreign Postal Code:
                                                        ---------------------

For period ending:    12/31/02
File number:          811 - 09795
If filing more than one Page 5, "X" box: / /



116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)

     B. [/] Identify the family in 10 letters:

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)

            If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

                  B. [/] Variable annuity contracts? (Y/N)

                  C. [/] Scheduled premium variable life contracts? (Y/N)

                  D. [/] Flexible premium variable life contracts? (Y/N)

                  E. [/] Other types of insurance products registered  under the
                         Securities Act of 1933?

118.    [/] State the number of series existing at  the  end  of the period that had securities  registered  under the Securities Act of  1933
                                                                          ------

119.    [/] State  the  number of new series for which  registration  statements under the  Securities  Act  of  1933  became  effective  during  the period
                   ---------

120.    [/] State  the  total value of the portfolio  securities  on the date of deposit  for  the  new  series  included in  item 119 ($000 omitted)
            $
             --------

121.    [/] State the number of series for which a  current  prospectus  was  in existence at the end of the period
                                               ---------
122.    [/] State the number of existing series for which additional  units were registered  under the Securities Act  of  1933  during  the  current period
                   ---------

For period ending:    12/31/02
File number:          811 - 09795
If filing more than one Page 6, "X" box: / /



123.    [/] State  the  total  value  of  the  additional  units  considered  in
            answering item 122 ($000 omitted)    $
                                                  -------

124.    [/] State the total value of units of  prior series that  were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000 omitted) $
                                                      -------
125.    [/] State  the  total  dollar  amount  of  sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000 omitted) $

126.        Of the  amount  shown in item 125, state the total dollar  amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
            series.) ($000 omitted)   0
                                    -----
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                            Number of                                        Total Income
                                                             Series               Total Assets               Distributions
                                                           Investing            ($000's omitted)           ($000's omitted)

         A.   U.S. Treasury direct issue                                        $                         $
                                                          -------------         -----------------         -----------------

         B.   U.S. Government agency                                            $                         $
                                                          -------------         -----------------         -----------------

         C.   State and municipal tax-free                                      $                         $
                                                          -------------         -----------------         -----------------

         D.   Public utility debt                                               $                         $
                                                          -------------         -----------------         -----------------

         E.   Brokers or dealers debt or debt
              of brokers' or dealers' parent                                    $                         $
                                                          -------------         -----------------         -----------------

         F.   All other corporate intermediate
              & long-term debt                                                  $                         $
                                                          -------------         -----------------         -----------------

         G.   All other corporate short-term debt                               $                         $
                                                          -------------         -----------------         -----------------

         H.   Equity securities of brokers or dealers
              or parents of brokers or dealers                                  $                         $
                                                          -------------         -----------------         -----------------

         I.   Investment company equity securities                              $                         $
                                                          -------------         -----------------         -----------------

         J.   All other equity securities                                       $                         $
                                                          -------------         -----------------         -----------------

         K.   Other securities                                  1               $    338,045              $     26,577
                                                          -------------         -----------------         -----------------

         L.   Total assets of all series of registrant                          $                         $
                                                          -------------         -----------------         -----------------

For period ending:    12/31/02
File number:          811 - 09795
If filing more than one Page 7, "X" box: / /



128.    [/] Is  the  timely  payment  of  principal  and  interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                             --------

              [If answer is "N" (No), go to item 131.]

129.    [/] Is the issuer of any  instrument  covered in item 128  delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                  --------

              [If answer is "N" (No), go to item 131.]

130.    [/] In computations of NAV or offering price per unit, is  any  part  of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                               ---------

131.    Total expenses incurred by all series of Registrant during  the  current
        reporting period ($000's omitted)       0
                                            ---------

132.    [/] List the "811" (Investment Company Act of 1940) registration  number for all Series of Registrant that are being included in this filing:

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________


133. Include the certifications required by rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2).

For period ending:    12/31/02
File number:          811 - 09795
If filing more than one Page 8, "X" box: / /



                                 SIGNATURE PAGE


         This report is signed on behalf of the Depositor.

City of St. Louis
State of Missouri
February 7, 2003



                                     STAR LANE HOLDINGS TRUST STATUTORY TRUST




                                     By: /s/ Lisa K. Vansickle
                                        ----------------------------------------
                                             Lisa K. Vansickle
                                             Trustee



                                     Witness: /s/ Annette R. Carson
                                             -----------------------------------
                                                  Annette R. Carson
                                                  Trustee

                                  CERTIFICATION

I, Annette R. Carson, certify that:

1. I have reviewed this report on Form N-SAR of Star Lane Trust (the "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   (Omitted in accordance with the instruction for Item 133)

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) for the registrant and have:

     a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date.

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent function):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: February 7, 2003
                                       STAR LANE HOLDINGS TRUST STATUTORY TRUST
                                                   (the Depositor)



                                       By: /s/ Annette R. Carson
                                          --------------------------------------
                                               Annette R. Carson
                                               Trustee

                                  CERTIFICATION

I, Lisa K. Vansickle, certify that:

1. I have reviewed this report on Form N-SAR of Star Lane Trust (the "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   (Omitted in accordance with the instruction for Item 133)

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) for the registrant and have:

     a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date.

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent function):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: February 7, 2003
                                       STAR LANE HOLDINGS TRUST STATUTORY TRUST
                                                   (the Depositor)



                                       By: /s/ Lisa K. Vansickle
                                          -------------------------------------
                                               Lisa K. Vansickle
                                               Trustee